Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

W. John McGuire
Partner
+1.202.373.6799
wjmcguire@morganlewis.com

August 20, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information, each dated August 13, 2015, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 33, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-15-006108 on August 5, 2015.

Please do not hesitate to contact me at 202.373.66799 should you have any questions.

Sincerely,
/s/ W. John McGuire
W. John McGuire